Eaton Vance

Global Bond Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.4%

Security	Principal Amount (000’s omitted)		Value
Australia — 3.0%
Australia Government Bond, 1.75%, 11/21/20(1)	AUD	295	$209,193

Total Australia			$209,193

Brazil — 1.9%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	492	$133,576

Total Brazil			$133,576

Indonesia — 2.3%
Indonesia Government Bond, 10.00%, 2/15/28	IDR	2,000,000	$160,728

Total Indonesia			$160,728

Italy — 5.0%
Italy Buoni Poliennali Del Tesoro, 2.45%, 9/1/33(1)(2)	EUR	326	$349,689

Total Italy			$349,689

Mexico — 9.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	2,960	$144,600
Mexico Government International Bond, 3.60%, 1/30/25	USD	200	200,200
Mexico Government International Bond, 3.625%, 3/15/22	USD	340	346,973

Total Mexico			$691,773

New Zealand — 1.5%
New Zealand Government Bond, 3.00%, 4/20/29	NZD	145	$106,477

Total New Zealand			$106,477

Norway — 9.3%
Norway Government Bond, 1.75%, 2/17/27(1)(2)	NOK	2,790	$326,059
Norway Government Bond, 3.75%, 5/25/21(1)(2)	NOK	2,735	332,469

Total Norway			$658,528

Poland — 13.6%
Republic of Poland, 2.75%, 4/25/28	PLN	3,700	$955,487

Total Poland			$955,487

Portugal — 4.9%
Portugal Obrigacoes do Tesouro OT, 2.25%, 4/18/34(1)(2)	EUR	282	$343,540

Total Portugal			$343,540

Singapore — 4.6%
Singapore Government Bond, 2.25%, 6/1/21	SGD	190	$140,673
Singapore Government Bond, 2.25%, 8/1/36	SGD	250	180,123

Total Singapore			$320,796

South Africa — 4.6%
Republic of South Africa, 8.875%, 2/28/35	ZAR	4,960	$326,433

Total South Africa			$326,433

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Security	Principal Amount (000’s omitted)		Value
Spain — 2.9%
Spain Government Bond, 1.60%, 4/30/25(1)(2)	EUR	170	$205,544

Total Spain			$205,544

Total Foreign Government Bonds (identified cost $4,456,938)			$4,461,764

U.S. Treasury Obligations — 24.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 3.375%, 11/15/48		$130	$141,507
U.S. Treasury Note, 2.50%, 12/31/20		558	559,820
U.S. Treasury Note, 2.625%, 12/31/25		1,035	1,050,323

Total U.S. Treasury Obligations (identified cost $1,734,288)			$1,751,650

Short-Term Investments — 11.0%

Foreign Government Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.2%
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	2,800	$156,823
Egypt Treasury Bill, 0.00%, 11/12/19	EGP	2,600	139,923

Total Egypt			$296,746

Total Foreign Government Securities (identified cost $286,603)			$296,746

Other — 6.8%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)		476,956	$476,956

Total Other (identified cost $476,957)			$476,956

Total Short-Term Investments (identified cost $763,560)			$773,702

Total Investments — 99.3% (identified cost $6,954,786)			$6,987,116

Other Assets, Less Liabilities — 0.7%			$50,631

Net Assets — 100.0%			$7,037,747

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The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,766,494 or 25.1% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $1,557,301 or 22.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $7,649.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,244,000	USD	1,397,004	Standard Chartered Bank	5/3/19	$—	$(1,733)
USD	1,394,176	EUR	1,244,000	UBS AG	5/3/19	—	(1,095)
SGD	42,000	USD	31,019	Standard Chartered Bank	5/15/19	—	(133)
USD	143,971	SGD	195,000	Standard Chartered Bank	5/15/19	572	—
GBP	136,524	USD	178,778	Standard Chartered Bank	5/21/19	—	(571)
GBP	140,000	USD	183,999	Standard Chartered Bank	5/21/19	—	(1,255)
GBP	160,000	USD	212,790	Standard Chartered Bank	5/21/19	—	(3,938)
USD	178,188	GBP	136,524	Standard Chartered Bank	5/21/19	—	(20)
USD	38,773	GBP	30,000	Standard Chartered Bank	5/21/19	—	(386)
JPY	74,360,000	USD	666,650	Standard Chartered Bank	5/31/19	2,473	—
EUR	1,244,000	USD	1,397,895	UBS AG	6/3/19	1,120	—
NOK	1,700,000	USD	201,905	Standard Chartered Bank	6/13/19	—	(4,534)
USD	196,259	NOK	1,700,000	Standard Chartered Bank	6/13/19	—	(1,113)
SEK	1,316,000	EUR	124,437	UBS AG	6/26/19	—	(1,050)
AUD	200,000	USD	142,795	Standard Chartered Bank	8/2/19	—	(1,489)
NZD	148,000	USD	101,180	Standard Chartered Bank	8/2/19	—	(2,157)
PLN	650,000	EUR	150,735	Standard Chartered Bank	10/4/19	—	(437)
USD	990,969	PLN	3,780,000	Standard Chartered Bank	10/4/19	—	(2,463)
USD	187,890	EUR	164,000	UBS AG	10/11/19	1,447	—

						$5,612	$(22,374)

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

IDR	-	Indonesian Rupiah

JPY	-	Japanese Yen

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

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At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At April 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,612 and $22,374, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$4,461,764	$—	$4,461,764
U.S. Treasury Obligations	—	1,751,650	—	1,751,650
Short-Term Investments -
Foreign Government Securities	—	296,746	—	296,746
Other	—	476,956	—	476,956
Total Investments	$—	$6,987,116	$—	$6,987,116
Forward Foreign Currency Exchange Contracts	$—	$5,612	$—	$5,612
Total	$—	$6,992,728	$—	$6,992,728

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(22,374)	$—	$(22,374)
Total	$—	$(22,374)	$—	$(22,374)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

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